Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance as at January 1, 2020 (in shares) at Dec. 31, 2019	35,529,192
Balance as at January 1, 2020 at Dec. 31, 2019	$ 21,914,722	$ 4,049,032	$ (319,994)	$ (24,877,484)	$ 766,276
Statement Line Items [Line Items]
Net Profit (Loss) for the Period				233,619	233,619
Other comprehensive income (loss)			165,461		165,461
Share-based payments charged to operations		4,861			4,861
Income (loss) for the period				233,619	233,619
Other comprehensive loss			165,461		165,461
Balance as at March 31, 2020 (in shares) at Mar. 31, 2020	35,529,192
Balance as at March 31, 2020 at Mar. 31, 2020	$ 21,914,722	4,053,893	(154,533)	(24,643,865)	1,170,217
Statement Line Items [Line Items]
Net Profit (Loss) for the Period				876,760	876,760
Other comprehensive income (loss)			(198,231)		(198,231)
Share-based payments charged to operations		18,283			18,283
Income (loss) for the period				876,760	876,760
Other comprehensive loss			(198,231)		(198,231)
Balance as at March 31, 2020 (in shares) at Dec. 31, 2020	35,529,192
Balance as at March 31, 2020 at Dec. 31, 2020	$ 21,914,722	4,072,176	(352,764)	(23,767,105)	1,867,029
Statement Line Items [Line Items]
Net Profit (Loss) for the Period				(419,677)	(419,677)
Other comprehensive income (loss)			151,420		151,420
Share-based payments charged to operations		1,780			1,780
Income (loss) for the period				(419,677)	(419,677)
Other comprehensive loss			151,420		151,420
Balance as at March 31, 2020 (in shares) at Mar. 31, 2021	35,529,192
Balance as at March 31, 2020 at Mar. 31, 2021	$ 21,914,722	$ 4,073,956	$ (201,344)	$ (24,186,782)	$ 1,600,552